14. Financial assets and liabilities (Details 9) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets measured at fair value	$ 1,964,630	$ 1,639,941
Level 1
Disclosure of financial assets [line items]
Financial assets measured at fair value	1,964,630	1,639,941
Level 2
Disclosure of financial assets [line items]
Financial assets measured at fair value	0	0
Level 3
Disclosure of financial assets [line items]
Financial assets measured at fair value	0	0
Financial assets at fair value through profit or loss | Mutual funds
Disclosure of financial assets [line items]
Financial assets measured at fair value	1,964,630	821,113
Financial assets at fair value through profit or loss | Mutual funds | Level 1
Disclosure of financial assets [line items]
Financial assets measured at fair value	1,964,630	821,113
Financial assets at fair value through profit or loss | Mutual funds | Level 2
Disclosure of financial assets [line items]
Financial assets measured at fair value	0	0
Financial assets at fair value through profit or loss | Mutual funds | Level 3
Disclosure of financial assets [line items]
Financial assets measured at fair value	$ 0	0
Financial assets at fair value through profit or loss | Argentine Central Bank bills
Disclosure of financial assets [line items]
Financial assets measured at fair value		597,330
Financial assets at fair value through profit or loss | Argentine Central Bank bills | Level 1
Disclosure of financial assets [line items]
Financial assets measured at fair value		597,330
Financial assets at fair value through profit or loss | Argentine Central Bank bills | Level 2
Disclosure of financial assets [line items]
Financial assets measured at fair value		0
Financial assets at fair value through profit or loss | Argentine Central Bank bills | Level 3
Disclosure of financial assets [line items]
Financial assets measured at fair value		0
Financial assets at fair value through other comprehensive income | Mutual funds
Disclosure of financial assets [line items]
Financial assets measured at fair value		221,498
Financial assets at fair value through other comprehensive income | Mutual funds | Level 1
Disclosure of financial assets [line items]
Financial assets measured at fair value		221,498
Financial assets at fair value through other comprehensive income | Mutual funds | Level 2
Disclosure of financial assets [line items]
Financial assets measured at fair value		0
Financial assets at fair value through other comprehensive income | Mutual funds | Level 3
Disclosure of financial assets [line items]
Financial assets measured at fair value		$ 0